Treasury Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury Shares
Repurchase of ordinary shares			$ 1,322,195	$ 9,480,179
Cancellation of treasury shares				135,205,591
Treasury stock reissued			68,748,150
Repurchase Plan, Group
Treasury Shares
Number of shares repurchased	0	0		83,854,891
Repurchase Plan, Group | Class A ordinary shares
Treasury Shares
Number of shares repurchased			24,237,100